Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Taxation
Balance at beginning of the year	¥ (275,633)	¥ (258,835)
Provision	(50,258)	(25,727)
Current period reversal	105,839	8,929
Balance at end of the year	¥ (220,052)	¥ (275,633)